Assets/Liabilities for Insurance Contracts - Summary of debts with producers (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Debts With Producers [Abstract]
Checking Account—Producers	$ 81,497	$ 69,571
Fees for Premiums Receivable	190,342	174,196
Production Expenses Payable	30,563	42,253
Total	$ 302,402	$ 286,020